UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-140812
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-5701
Amendment No. 29	☑
(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President - Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	December 31 , 2009

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☐       on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☑       on December 31, 2009 pursuant to paragraph (a)(1)

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

America’s marketFLEX® Advisor Annuity
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4
The date of this prospectus is May 1, 2009 , amended December 31, 2009 .
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2009 , amended December 31, 2009 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 30.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Nationwide products can be found at www.nationwide.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  An investment in this annuity involves investment risk, even with respect to amounts allocated to the money market Sub-Account .  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing an Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	American Century Variable Portfolios, Inc.

•	Fidelity Variable Insurance Products Fund

•	Nationwide Variable Insurance Trust

•	Rydex Variable Trust

For a complete list of the available Sub-Accounts, please refer to “ Appendix A: Underlying Mutual Funds. ”   For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity Unit - An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust - A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract Value - The total value of all Accumulation Units held under the contract.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Period and represents the sum of all the contract owners’ interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

DAP - Dynamic Advantage Program.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide - Nationwide Life Insurance Company.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.  In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Simplified Employee Pension IRA (“SEP IRA”) - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account to which underlying mutual fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained – each Sub-Account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.

Valuation Period (“Valuation Day”) - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.

Variable Account - Nationwide Variable Account-4, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Synopsis	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Condensed Financial Information	6
Financial Statements	6
Nationwide Life Insurance Company	6
Nationwide Investment Services Corporation	7
Investing in the Contract	7
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions The Variable Account and Underlying Mutual Funds
The Contract in General	9
Distribution and Promotional Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	10
Underlying Mutual Fund Annual Expenses Mortality and Expense Risk Charge
Administrative Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	11
Return of Premium Enhanced Death Benefit Option
Extra Value Options
Dynamic Advantage Program
Removal of Variable Account Charges
Ownership and Interests in the Contract	13
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	14
Minimum Initial and Subsequent Purchase Payments
Pricing
Application and Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Frequent Trading and Transfer Restrictions
Transfers After Annuitization
Transfer Requests
Right to Examine and Cancel	18
Surrender (Redemption)	19
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity
Assignment	20
Contract Owner Services	20
Systematic Withdrawals
Dynamic Advantage Program
Annuity Commencement Date	22

Table of Contents (continued)	Page
Annuitizing the Contract	22
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	24
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Statements and Reports	26
Legal Proceedings	26
Table of Contents of the Statement of Additional Information	30
Appendix A: Underlying Mutual Funds	31
Appendix B: Condensed Financial Information	39
Appendix C: Contract Types and Tax Information	49
Appendix D: State Variations	58

Synopsis

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.  Please refer to the applicable section later in this prospectus for a detailed description of each charge.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%1
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.20%
Return of Premium Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.20% 0.65%
Extra Value Options2 (an applicant may elect one)
3% Extra Value Option Total Variable Account Charges (including this option only)	0.40% 0.85%
4% Extra Value Option Total Variable Account Charges (including this option only)	0.55% 1.00%
Dynamic Advantage Program (“DAP”) Charge Total Variable Account Charges (including this option only)	0.35% 0.80%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.25%
Administrative Charge (applicable to all contracts)	0.20%
Return of Premium Enhanced Death Benefit Option	0.20%
4% Extra Value Option	0.55%
Dynamic Advantage Program	0.35%
Maximum Possible Total Variable Account Charges	1.55%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the contract.   The table does not reflect Short-Term Trading Fees.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets.	0.70%	4.12%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

2 Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.55%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 4.12%)	$ 595	$ 1,769	$ 2,921	$ 5,704	*	$ 1,769	$ 2,921	$ 5,704	$ 595	$ 1,769	$ 2,921	$ 5,704
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.70%)	$ 236	$ 728	$ 1,245	$ 2,664	*	$ 728	$ 1,245	$ 2,664	$ 236	$ 728	$ 1,245	$ 2,664

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underling mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see “Determining Variable Account Value – Valuing an Accumulation Unit”).

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the “Companies”) are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation (“NISC”), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Investing in the Contract

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to “contract(s)” will also mean “certificate(s).”

The contracts can be categorized as follows:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities (“IRAs”);
•	Investment-Only Contracts;
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simple IRAs;
•	Simplified Employee Pension IRAs (“SEP IRAs”); and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in the contract types, please see “Appendix C: Contract Types and Tax Information” later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRA	$10,000	$500
Simple IRA	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

** Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in “ Appendix A : Underlying Mutual Funds . ”   The Variable Account was established on October 7, 1987, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 (“1940 Act”), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.  Contract owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide Variable Account-4.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments within 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see “Federal Tax

Considerations” in “Appendix C: Contract Types and Tax Information” and “Premium Taxes”).

10 Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see “Appendix D: State Variations” later in this prospectus.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution and Promotional Expenses

Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (not the contract owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.  Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of its affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.

The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit that provides a guaranteed death benefit to the beneficiary(ies) even if the market declines.  It also compensates Nationwide for assuming the risk that annuitants will live longer than assumed.  Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of the contracts.

Administrative Charge

Nationwide deducts an Administrative Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses.  Nationwide may realize a profit from this charge, which Nationwide may use to finance the distribution of contracts.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.  Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a Short-Term Trading Fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-Term Trading Fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any Short-Term Trading Fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

To determine which underlying mutual funds offered under the contract assess (or reserve the right to assess) a Short-Term Trading Fee, please see “ Appendix A: Underlying Mutual Funds. ”

If a Short-Term Trading Fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that contract owner’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees.  Transactions that are not subject to Short-Term Trading Fees include:

•	scheduled and systematic transfers, such as Systematic Withdrawals;

•	surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Return of Premium Enhanced Death Benefit Option

In lieu of the standard death benefit, and for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, applicants for contracts with annuitants who are age 75 or younger at the time of application may elect the Return of Premium Enhanced Death Benefit Option.  Generally, if the annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the “Death Benefit Calculations” provision on page 25.

Extra Value Options

For an additional charge, an applicant can elect one of two Extra Value Options.

Applicants should be aware of the following prior to electing an Extra Value Option:

(1)
Nationwide believes that the Extra Value Options, even after the direct and indirect costs associated with the options, will benefit the majority of contract owners.  If you have questions about whether an Extra Value Option is appropriate for you, please consult your individual registered representative specifically about the option.

(2)	Nationwide may make a profit from the Extra Value Option charge.

(3)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(4)
Nationwide may take back or “recapture” all or part of the amount credited under an Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(5)
If the market declines during the period that the Extra Value Option credits are subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for surrender.

(6)	The cost of the Extra Value Options and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving an Extra Value Option credits.

3% Extra Value Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the 3% Extra Value Option.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charge associated with the 3% Extra Value Option.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.55% of the Daily Net Assets of the Variable Account, an applicant can elect the 4% Extra Value Option. After the end of the 7th Contract Year, Nationwide will discontinue assessing the charge associated with the 4% Extra Value Option.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a)	the contract owner cancels the contract pursuant to the contractual free-look provision;

(b)	the contract owner takes a full surrender before the end of the 7th Contract Year; or

(c)
in any Contract Year before the end of the 7th Contract Year, the contract owner takes one or more partial surrenders that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for surrender.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code;

(2)	If the distribution is taken in order to pay registered representative fees; or

(3)	If the surrender occurs after the end of the 7th Contract Year.

Recapture Resulting from Exercising Free-Look Privilege

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the contract owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.

Recapture Resulting from a Partial Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if a contract owner, during the first 7 Contract Years, takes one or more partial surrenders each Contract Year that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In Contract Year 2, Mr. X takes a $15,000 surrender.  Under the contract Mr. X is entitled to surrender up to 10% of purchase payments made to the contract during the first Contract Year without subjecting any of the bonus to recapture.  Thus, he can take ($100,000 x 10%) = $10,000 free of recapture.  That leaves $5,000 of the surrender subject to recapture.  For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $15,000 partial surrender is $150.

The amount recaptured will be taken from the Sub-Accounts in the same proportion that purchase payments are allocated as of the surrender date.

Dynamic Advantage Program

The Dynamic Advantage Program (“DAP”) may be elected at any time before annuitization.  While the DAP is in effect, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the Daily Net Assets of the Variable Account.  In exchange, Nationwide will provide administrative services enabling contract owners to have their Contract Value allocated and reallocated according to actively managed models, for which Rydex Advisory Services, LLC acts as investment adviser.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 0.85% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.40% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.45%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 0.85% will have a lower unit value than Sub-Account X with charges of 0.45% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the Annuitization Date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the Annuitization Date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the Annuitization Date.  Contingent owners may only be named for Non-Qualified Contracts.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the Annuitization Date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.  Contingent annuitants may only be named in Non-Qualified Contracts.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the “Spousal Protection Feature” provision).

If either co-annuitant dies before the Annuitization Date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the Annuitization Date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRAs	$10,000	$500
Simple IRAs	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.  Subsequent purchase payments are not permitted in some states under certain circumstances.

** Only available for contracts issued prior to September 25, 2007 and certain State Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.  If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant.  If upon notification of death of the contract owner(s), the annuitant, or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Pricing

Generally, Nationwide calculates Accumulation Unit and Annuity Unit values of the Sub-Accounts on each day that the New York Stock Exchange is open.  (Pricing is the calculation of a new Accumulation Unit /Annuity Unit value that reflects that day’s investment experience.)  Accumulation Units and Annuity Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and contract owners will not have access to their accounts.

Application and Allocation of Purchase Payments

Initial Purchase Payments

Initial purchase payments will be priced at the Accumulation Unit value next determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at Nationwide’s home office before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. Eastern Time.  If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within 2 business days after the next business day.

If an incomplete application is not completed within 5 business days of receipt at Nationwide’s home office, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned to the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

In some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  See the “Right to Examine and Cancel” provision.

Subsequent Purchase Payments

Any subsequent purchase payment received at Nationwide’s home office (along with all necessary information) before the close of the New York Stock Exchange will be priced at the Accumulation Unit value next determined after receipt of the purchase payment.  If a subsequent purchase payment is received at Nationwide’s home office (with all the necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following business day.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.

Contract owners can change allocations or make exchanges among the Sub-Accounts.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  In the event that Nationwide receives such a request, Nationwide will inform the contract owner that the allocation instructions are invalid and that the contract’s allocations among the Sub-Accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the value of amounts allocated to the Sub-Accounts.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit value determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 0.45% to 1.55% of the Daily Net Assets of the Variable Account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers Prior to Annuitization

Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.

Frequent Trading and Transfer Restrictions

For purposes of this provision, these sub-accounts are referred to as the “limited transfer” funds.   Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one sub- account to another).  These Sub-Accounts are referred to in this prospectus as “Actively Traded Funds.”  The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading.  These Sub-Accounts are referred to as “Limited Transfer Funds.”  Lists of the Actively Traded Funds and Limited Transfer Funds appear at the end of this section.

Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors.  Frequent transfers among the Limited Transfer Funds can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds , Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds , while still permitting contract owners to actively trade among the Actively Traded Funds .  Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.

If Nationwide is unable to deter frequent trading in the Limited Transfer Funds , the performance of the Sub-Accounts may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the “Short-Term Trading Fees” provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of “transfer events” involving Limited Transfer Funds in a given period.  A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a contract owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 Sub-Accounts will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events involving Limited Transfer Funds in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)   they have been identified as engaging in harmful trading practices; and

(2)   if their transfer events involving Limited Transfer Funds exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

More than 11 transfer events involving Limited Transfer Funds in 2 consecutive calendar quarters OR More than 20 transfer events involving Limited Transfer Funds in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

Each January 1 st , Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the “ Other Restrictions ” provision below.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges into a specific underlying mutual fund by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests into one or more underlying mutual funds based upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchase requests.  If an underlying mutual fund refuses to accept a purchase request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers After Annuitization

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determines to be genuine.  Nationwide may restrict or withdraw the telephone/fax and/or Internet transfer privilege at any time.  Any restrictions on Internet use will not apply to contracts participating in the DAP.

When a transfer request is processed depends how the transfer request is communicated and the types of investment options involved in the transfer request.  Requests to transfer Contract Value that are received by Nationwide’s home office before the cut-off times listed below will be processed on the current Valuation Day.

	Transfer request involves no Actively Traded Funds	Transfer request involves at least one Actively Traded Fund
Transfer request is submitted in writing via U.S. mail	The close of the New York Stock Exchange ( “ NYSE ” ) (generally 4:00pm Eastern Time)	1 hour before the close of the NYSE (generally 3:00pm Eastern Time)
Transfer request is submitted by telephone or fax	1 hour before the close of the NYSE (generally 3:00pm Eastern Time)
Transfer request is submitted via the Internet	25 minutes before the close of the NYSE (generally 3:35pm Eastern Time)

All transfer requests received after the applicable cut-off time will be processed on the next Valuation Day.

Actively Traded Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies (“Actively Traded Funds”).

Rydex Variable Trust
•	Banking Fund
•	Basic Materials Fund
•	Biotechnology Fund
•	CLS AdvisorOne Amerigo Fund
•	CLS AdvisorOne Berolina Fund
•	CLS AdvisorOne Clermont Fund
•	Consumer Products Fund
•	Dow 2x Strategy Fund
•	Electronics Fund
•	Energy Fund
•	Energy Services Fund
•	Europe 1.25x Strategy Fund
•	Financial Services Fund
•	Government Long Bond 1.2x Strategy Fund
•	Health Care Fund
•	Internet Fund
•	Inverse Dow 2x Strategy Fund
•	Inverse Government Long Bond Strategy Fund
•	Inverse Mid-Cap Strategy Fund
•	Inverse NASDAQ-100 ® Strategy Fund
•	Inverse Russell 2000 ® Strategy Fund
•	Inverse S&P 500 Strategy Fund
•	Japan 2x Strategy Fund
•	Leisure Fund
•	Mid-Cap 1.5x Strategy Fund
•	NASDAQ-100 ® 2x Strategy Fund
•	NASDAQ-100 ® Fund
•	Nova Fund
•	Precious Metals Fund
•	Real Estate Fund
•	Retailing Fund
•	Russell 2000 ® 1.5x Strategy Fund
•	S&P 500 2x Strategy Fund
•	S&P 500 Pure Growth Fund
•	S&P 500 Pure Value Fund
•	S&P MidCap 400 Pure Growth Fund
•	S&P MidCap 400 Pure Value Fund
•	S&P SmallCap 600 Pure Growth Fund
•	S&P SmallCap 600 Pure Value Fund
•	Strengthening Dollar 2x Strategy Fund
•	Technology Fund
•	Telecommunications Fund
•	Transportation Fund
•	Utilities Fund
•	Weakening Dollar 2x Strategy Fund

Limited Transfer Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies (“Limited Transfer Funds”).  The Sub-Account designated with an asterisk (*) is available beginning December 11, 2009.  Those Sub-Accounts designated with two asterisks (**) are available beginning May 1, 2010.

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class III**
•	American Century VP Value Fund: Class III**

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2R**
•	VIP Growth Portfolio: Service Class 2R**

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III**
•	NVIT Government Bond Fund: Class III**
•	NVIT Investor Destinations Funds
o	NVIT Investor Destination Conservative Fund: Class VI**
o	NVIT Investor Destination Moderately Conservative Fund: Class VI**
o	NVIT Investor Destination Moderate Fund: Class VI**
o	NVIT Investor Destination Moderately Aggressive Fund: Class VI**
o	NVIT Investor Destination Aggressive Fund: Class VI**
•	NVIT Money Market Fund II
•	NVIT Money Market Fund: Class II*
•	NVIT Multi-Manager Small Company Fund: Class III**
•	NVIT Nationwide Fund: Class III**

Rydex Variable Trust
•	All-Cap Opportunity Fund
•	Alternative Strategies Allocation Fund
•	Commodities Strategy Fund
•	Hedged Equity Fund
•	International Opportunity Fund
•	Managed Futures Strategy Fund
•	Multi-Cap Core Equity Fund
•	Multi-Hedge Strategies Fund

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

In some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period.  Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see “Extra Value Options” for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption)

Contract owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the annuitant’s death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See “Federal Income Taxes” in “Appendix C: Contract Types and Tax Information.”

Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  Additionally, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see “Pricing”).

Surrender requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the surrender request and all necessary information is received at Nationwide’s home office before the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern Time).  If the surrender request and all necessary information is received after the close of the New York Stock Exchange, the surrender request will receive the Accumulation Unit value determined at the end of the next Valuation Day.

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

Partial Surrenders to Pay Registered Representative Fees

Some contract owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed by or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any recapture of any Extra Value Option credit .

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  Contract Value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the annuitant’s death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Investment-Only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the free look period (see “Right to Examine and Cancel”).

Dynamic Advantage Program

Contract owners may elect the Dynamic Advantage Program (“DAP”), an asset allocation service that enables contract owners to have their Contract Value allocated and reallocated, on a continuous basis, according to one of a variety of actively managed asset allocation models.  Contract owners may elect to participate or terminate the DAP at any time prior to annuitization.  While the DAP is in effect, Nationwide will assess an additional charge equal to an annualized rate not to exceed 0.35% of the Daily Net Assets of the Variable Account as compensation for implementing administrative systems that are not needed in the absence of the DAP.

Participation in the DAP does not guarantee profit or protect against loss.  Additionally, Nationwide bears no responsibility in connection with the use of the DAP by plans that are subject to ERISA.  Contract owners are advised to consult qualified tax professionals before electing the DAP.

The Models Available in the DAP

The models available through the DAP are actively managed by Rydex Advisory Services, LLC (“Rydex”) according to that model’s specific investment goals.  Some models are managed based on information received from an independent third-party firm; some models are managed based on proprietary tools and methodologies of Rydex.  The currently available models are:

Focused Strategies:
•	Dorsey Wright Sector Rotation Portfolio
•	Dorsey Wright Style Rotation Portfolio
•	Dorsey Wright Tactical Asset Allocation Portfolio
•	First Quadrant Conservative Tactical Asset Allocation Portfolio
•	First Quadrant Moderate Tactical Asset Allocation Portfolio
•	First Quadrant Aggressive Tactical Asset Allocation Portfolio

Diversified Solutions:
•	Conservative Multi-Strategy Portfolio
•	Moderate Multi-Strategy Portfolio
•	Aggressive Multi-Strategy Portfolio

Complete Portfolios:
•	CLS Conservative Complete Portfolio
•	CLS Moderate Complete Portfolio
•	CLS Aggressive Complete Portfolio
•	Conservative Complete Portfolio
•	Balanced Complete Portfolio
•	Growth Complete Portfolio
•	Aggressive Growth Complete Portfolio

Each model is comprised of Sub-Accounts that correspond to underlying mutual funds of the Rydex Variable Trust and occasionally, the money market Sub-Account.  More information about the DAP and the individual models is available in the brochure for the program.  More information about the underlying mutual funds utilized in the models is available in the underlying mutual funds’ prospectuses.

It is the contract owner's responsibility to elect a model.  Nationwide encourages the contract owner to consult a qualified financial adviser who will assist in determining the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Rydex.  Nationwide bears no responsibility for the investment decision.

Nationwide neither endorses nor guarantees any investment model or strategy.  Nationwide is not affiliated with Rydex or any of the independent third parties employed by Rydex in connection with the management of DAP models.

Rydex as Investment Adviser

For those contracts that elect to use the DAP, the contract owner will enter into a client agreement with Rydex appointing Rydex as their investment adviser for the sole purpose of developing and maintaining the models.  Contract owners will receive a copy of Rydex's DAP brochure/Form ADV at the time of application, which contains more information about Rydex's role as investment adviser.

Election of the DAP

When the DAP is available, a contract owner may elect to begin participating by submitting a written model election form and Rydex client agreement to Nationwide's service center.  As part of the election form, every contract owner who wishes to participate in the DAP must agree to receive advance notice of model changes electronically through a password-protected Internet website.  Specific website and online account information is contained in the DAP brochure.

The DAP will not be effective on a particular contract until the contract owner successfully logs into his Nationwide online account via the Internet.  Until such time, the Contract Value will be allocated as instructed by the contract owner (if no instructions are provided, the Contract Value will be allocated to the money market Sub-Account) and the DAP charge will not be assessed. If the contract owner is transferring to a DAP model from an underlying mutual fund that assesses a Short-Term Trading Fee, the Short-Term Trading Fee will apply.

Once the contract owner successfully logs into his /her Nationwide online account, Nationwide will begin the process to reallocate the Contract Value according to the elected model’s current allocations and Nationwide will begin assessing the DAP charge.  Participation in the DAP will continue until Nationwide records a valid DAP termination request submitted by the contract owner.

Only one model may be elected at any given time and while the DAP is in effect, the contract owner will not be permitted to transfer Contract Value among the Sub-Accounts without first terminating their participation in the DAP.  Any subsequent payments submitted to the contract will be allocated according to the currently elected model.  Any surrenders taken from the contract while the DAP is in effect will be taken proportionally from the Sub-Accounts.  Any charges assessed to the contract will be taken proportionally from the Sub-Accounts.

Evaluating and Updating the Models

Rydex will constantly evaluate the models to assess whether the combination and allocation of the Sub-Accounts within each model optimizes the return potential for that model.  When deemed necessary by Rydex, Rydex will update the models, with such updates occurring as often as several times per week.  Updating the models could entail adding or removing one or more Sub-Accounts from a model, or changing the allocation percentages among existing Sub-Accounts.  Rydex bears sole responsibility for monitoring and updating the models.

On any date that model changes are implemented, Nationwide will reallocate the Contract Value of contracts participating in the affected model pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the DAP.  These changes will cause a reallocation of the Contract Value in accordance with the new model allocations.

Electronic Notification of Model Updates

Because all of the models available in the DAP are actively managed, it is likely that Rydex will update the models frequently.  When Rydex determines that a model update is warranted, Nationwide will, on behalf of Rydex, post a notice to each model participant’s message center (within their Nationwide online account).  The notice will be posted at least 48 hours before any model changes are implemented and will direct the contract owner to online information about the intended model changes.  After the model changes have been made, Nationwide will e-deliver a confirmation to each participant's message center.  Contract owners should check their Nationwide online account’s message center frequently and review these notices carefully.

If the contract owner is comfortable with the impending model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the impending model changes, the contract owner may either select a different model or terminate their participation in the DAP.

Changing Models

Contract owners participating in the DAP may elect to change models at any time.  An election to change models must be communicated to Nationwide’s home office in writing.  If a request to change models is received by Nationwide’s home office prior to 25 minutes before the close of the New York Stock Exchange (generally, 3:35 p.m. Eastern Time) on any Valuation Day, the change will be effective as of that day; if received later than 25 minutes before the close of the New York Stock Exchange, or on a non-Valuation Day, the change will be effective as of the next Valuation Day.

Currently, Nationwide does not impose any restrictions on changing models.  However, Nationwide reserves the right to limit the number, frequency, and mode of communication of model change requests upon written notice to contract owners.

Terminating Participation in the DAP

Contract owners participating in the DAP may elect to terminate participation in the program at any time.  An election to terminate a contract’s DAP must be communicated to Nationwide’s home office in writing or electronically through the contract owner’s Nationwide online account.  If a DAP termination request is received by Nationwide’s home office prior to 25 minutes before the close of the New York Stock Exchange (generally, 3:35 p.m. Eastern Time) on any Valuation Day, the termination will be effective as of that day; if received later than 25 minutes before the close of the New York Stock Exchange, or on a non-Valuation Day, the termination will be effective as of the next Valuation Day.  When a contract owner's participation in the DAP is terminated, the Contract Value will remain invested as it was on the last day of participation in the DAP and the DAP charge will no longer be assessed.  Additionally, please be aware that the terms of the “Transfer Restrictions” provision apply.

Upon a contract owner’s death, Nationwide will terminate the DAP within a reasonable time after such notification, unless Nationwide is instructed otherwise.  Nationwide reserves the right to terminate the availability of the DAP at any time upon written notice to contract owners.

Risks Associated with the DAP

Neither Nationwide nor Rydex guarantees that participation in the DAP will result in a profit or protect against a loss.

Rydex may be subject to competing interests that may affect its decisions as to which Sub-Accounts are utilized in the models.  Specifically, the models are comprised of Sub-Accounts that correspond to underlying mutual funds owned by a Rydex affiliate, with such affiliate’s investment advisory fees varying from fund to fund.  However, Rydex believes that its responsibilities and obligations to the contract owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the Sub-Accounts within the models.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The contract owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

The Annuity Commencement Date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants) unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than:

•	the age (or date) specified in the contract (the Annuity Commencement Date as specified by the contract owner and reflected on the contract’s data page); or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

For any contract that is issued as a Non-Qualified Contract or as a Roth-IRA contract, the Annuity Commencement Date is the contract owner’s 90th birthday unless the contract owner specifies otherwise.

For all other types of contracts, the Annuity Commencement Date is the date when the contract owner reaches age 70½ unless the contract owner specifies otherwise.  The contract owner may not, however, extend the Annuity Commencement Date to a date after the contract owner’s 90th birthday.  For contracts which have joint owners the older contract owner’s age will be used.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see “Required Distributions” in “ Appendix C: Contract Types and Tax Information ” ).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

If the contract owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

DAP models are not available as investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in “ Appendix A : Underlying Mutual Funds . ”

The first payment under a variable payment annuity is determined on the Annuitization Date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see “Determining the Contract Value”); and then

(2)	multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the Valuation Period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the Annuitization Date.

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under a Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the contract owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the Annuitization Date.  These options are subject to Nationwide’s approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code.  See “Required Distributions” in “ Appendix C: Contract Types and Tax Information. ”

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the contract owner (including a joint owner) who is not the annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the beneficiary becomes the contract owner.  If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the “Required Distributions for Non-Qualified Contracts” in “ Appendix C: Contract Types and Tax Information. ”

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the Annuitization Date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option that is offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the Contract Value component, which will be determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Standard Death Benefit

If the annuitant dies prior to the Annuitization Date and the Return of Premium Enhanced Death Benefit Option is not elected at the time of application, the death benefit will equal the Contract Value.

Return of Premium Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, contracts with annuitants who are age 75 or younger at the time of application may elect the Return of Premium Enhanced Death Benefit Option.  If the annuitant dies before the Annuitization Date, and the total of all purchase payments is less than or equal to $3,000,000, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amount surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

A x F + B x (1 - F)

Where:

A =	The greater of:

(1)	the Contract Value; or

(2)	the total of all purchase payments made to the contract, less an adjustment for amount surrendered.;

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s);

B =	the Contract Value;

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of the purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.

The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature.

Spousal Protection Feature

The Return of Premium Enhanced Death Benefit Option has a Spousal Protection Feature.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available for all contract types except Charitable Remainder Trusts, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	the spouses must be co-annuitants;

(3)	both co-annuitants must be age 75 or younger at the time the contract is issued;

(4)	the spouses must each be named as beneficiaries;

(5)	no person other than the spouse may be named as contract owner, annuitant or beneficiary;

(6)
if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRAs and Roth IRA s , this person must be the contract owner);

(7)
if a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant;

(8)
if a co-annuitant is added at any time after the contract is issued , a copy of the certificate of marriage must be provided to Nationwide's home office.  In addition, the date of marriage must be after the contract issue date and the new co-annuitant must be age 75 or younger; and

(9)	if the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature will not cover a subsequent spouse.

Statements and Reports

Other than confirmations about changes to DAP models (which will be posted on DAP participants’ online account message centers) , Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any changes to street and/or email addresses.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, “ the Company ” ) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the Securities Exchange Commission (SEC), the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back Medium Term Note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

NFS, NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously.

On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court held the fairness hearing for approval of the proposed settlement on June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, NLIC and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. This motion was denied on April 25, 2009. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. On April 28, 2009, the court denied the plaintiffs’ motion for preliminary injunction. On July 1, 2009, the Alabama State Personnel Board and the State of Alabama by and through the Alabama Personnel Board filed a Notice of Withdrawal of Motion to Intervene. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal, and on March 27, 2009 the plaintiffs filed their brief. On May 15, 2009, the Companies filed their brief. On June 19, 2009, the plaintiffs filed their reply brief. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the parties reached settlement on this case. On June 5, 2009, the court approved the settlement.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. On April 30, 2009, plaintiffs filed an appeal with the U.S. Supreme Court. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “ disgorgement remedy ” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. On February 27, 2009, the Court heard oral argument on the plaintiffs’ motion for class certification. NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Table of Contents of the Statement of Additional Information

General Information and History	1
Services	1
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	3
Financial Statements	39

To learn more about this product, you should read the Statement of Additional Information (the “SAI”) dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 5701
Securities Act of 1933 Registration File No. 333-140812

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund in which this Sub-Account invests assesses (or reserves the right to assess) a Short-Term Trading Fee (see “ Short-Term Trading Fees ” earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account may invest in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.

ATF:	This Sub-Account is an Actively Traded Fund (see “ Frequent Trading and Transfer Restrictions ” earlier in the prospectus).
LTF:	This Sub-Account is a Limited Transfer Fund (see “ Frequent Trading and Transfer Restrictions ” earlier in the prospectus).

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Available beginning May 1, 2010.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designations:	STTF, LTF

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Available beginning May 1, 2010.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designations:	STTF, LTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Available beginning May 1, 2010.
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Reasonable income.
Designations:	STTF, LTF

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Available beginning May 1, 2010.
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.
Designations:	STTF, LTF

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Available beginning May 1, 2010.
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
Designations:	STTF, LTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Available beginning May 1, 2010.
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.
Designations:	STTF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Available beginning May 1, 2010.
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.
Designations:	STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Available beginning May 1, 2010.
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a conservative level of risk compared to the other Investor Destinations Funds.
Designations:	STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Available beginning May 1, 2010.
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designations:	STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Available beginning May 1, 2010.
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.
Designations:	STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Available beginning May 1, 2010.
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Designations:	STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund II
Effective December 11, 2009, this Sub-Account will merge into the Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class II Sub-Account.
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designations:	LTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Available beginning December 11, 2009.
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designations:	LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Available beginning May 1, 2010.
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment Management
Inc.; Gartmore Global Partners; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.
Designations:	STTF, LTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Available beginning May 1, 2010.
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.
Designations:	STTF, LTF

Rydex Variable Trust - All-Cap Opportunity Fund (formerly, Sector Rotation Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Long-term capital appreciation.
Designations:	LTF

Rydex Variable Trust - Alternative Strategies Allocation Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Designations:	FF, LTF

Rydex Variable Trust - Banking Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designations:	ATF

Rydex Variable Trust - Basic Materials Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designations:	ATF

Rydex Variable Trust - Biotechnology Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designations:	ATF

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designations:	FF, ATF

Rydex Variable Trust - CLS AdvisorOne Berolina Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designations:	FF, ATF

Rydex Variable Trust - CLS AdvisorOne Clermont Fund
Investment Adviser:	Rydex Investments
Sub-adviser:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designations:	FF, ATF

Rydex Variable Trust - Commodities Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the
Goldman Sachs Commodity Total Return Index ( “ GSCI® Index ” ).
Designations:	LTF

Rydex Variable Trust - Consumer Products Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designations:	ATF

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
Dow Jones Industrial Average.
Designations:	ATF

Rydex Variable Trust - Electronics Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designations:	ATF

Rydex Variable Trust - Energy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designations:	ATF

Rydex Variable Trust - Energy Services Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designations:	ATF

Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones
STOXX 50 Index.
Designations:	ATF

Rydex Variable Trust - Financial Services Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designations:	ATF

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designations:	ATF

Rydex Variable Trust - Health Care Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designations:	ATF

Rydex Variable Trust - Hedged Equity Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designations:	FF, LTF

Rydex Variable Trust - International Opportunity Fund (formerly, International Rotation Fund)
Investment Adviser:	Rydex Investments
Sub-adviser:	Valu-Trac
Investment Objective:	The fund seeks long term capital appreciation. The fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe, Australasia and Far East) Index
(the “ Index ” ) and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index.
Designations:	FF, LTF

Rydex Variable Trust - Internet Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designations:	ATF

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designations:	ATF

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Long Treasury Bond.
Designations:	ATF

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
S&P Mid Cap 400® Index.
Designations:	ATF

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
NASDAQ 100 Index®.
Designations:	ATF

Rydex Variable Trust - Inverse Russell 2000®  Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Russell 2000 Index®.
Designations:	ATF

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the
S&P 500® Index.
Designations:	ATF

Rydex Variable Trust - Japan 2x Strategy Fund (formerly, Japan 1.25x Strategy Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225
Stock Average.
Designations:	ATF

Rydex Variable Trust - Leisure Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designations:	ATF

Rydex Variable Trust - Managed Futures Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designations:	LTF

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
MidCap 400® Index.
Designations:	ATF

Rydex Variable Trust - Multi-Cap Core Equity Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Long-term capital appreciation.
Designations:	LTF

Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Absolute Return Strategies Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designations:	FF, LTF

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
NASDAQ 100 Index®.
Designations:	ATF

Rydex Variable Trust - NASDAQ-100® Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ
100 Index®.
Designations:	ATF

Rydex Variable Trust - Nova Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the
S&P 500® Index.
Designations:	ATF

Rydex Variable Trust - Precious Metals Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designations:	ATF

Rydex Variable Trust - Real Estate Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designations:	ATF

Rydex Variable Trust - Retailing Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designations:	ATF

Rydex Variable Trust - Russell 2000®  1.5x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell
2000 Index®.
Designations:	ATF

Rydex Variable Trust - S&P 500 2x Strategy  Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
S&P 500® Index.
Designations:	ATF

Rydex Variable Trust - S&P 500 Pure Growth Fund (formerly, Large-Cap Growth Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Citigroup Pure Growth Index.
Designations:	ATF

Rydex Variable Trust - S&P 500 Pure Value Fund (formerly, Large-Cap Value Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Citigroup Pure Growth Index.
Designations:	ATF

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (formerly, Mid-Cap Growth Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
MidCap 400/Citigroup Pure Growth Index.
Designations:	ATF

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (formerly, Mid-Cap Value Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
MidCap 400/Citigroup Pure Growth Index.
Designations:	ATF

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (formerly, Small-Cap Growth Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Citigroup Pure Growth Index.
Designations:	ATF

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (formerly, Small-Cap Value Fund)
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Citigroup Pure Value Index.
Designations:	ATF

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
U.S. Dollar Index.
Designations:	ATF

Rydex Variable Trust - Technology Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designations:	ATF

Rydex Variable Trust - Telecommunications Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designations:	ATF

Rydex Variable Trust - Transportation Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designations:	ATF

Rydex Variable Trust - Utilities Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designations:	ATF

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Adviser:	Rydex Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
U.S. Dollar Index.
Designations:	ATF

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.45%) and contracts with all optional benefits available on December 31, 2008 (the maximum Variable Account charge of 1.55%).  The term “Period” is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                     www.nationwide.com

The following Sub-Account will be available effective December 11, 2009, therefore, no Condensed Financial Information is available:

Nationwide Variable Insurance Trust
•	NVIT Money Market Fund: Class II

The following Sub-Accounts will be available effective May 1, 2010, therefore, no Condensed Financial Information is available:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class III
•	American Century VP Value Fund: Class III
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2R
•	VIP Growth Portfolio: Service Class 2R
Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class III
•	NVIT Investor Destinations Funds
o	NVIT Investor Destination Conservative Fund: Class VI
o	NVIT Investor Destination Moderately Conservative Fund: Class VI
o	NVIT Investor Destination Moderate Fund: Class VI
o	NVIT Investor Destination Moderately Aggressive Fund: Class VI
o	NVIT Investor Destination Aggressive Fund: Class VI
•	NVIT Multi-Manager Small Company Fund: Class III
•	NVIT Nationwide Fund: Class III
No Additional Contract Options Elected (Total 0.45%)
(Variable Account charges of 0.45% of the Daily Net Assets of the Variable Account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.144246	10.223696	0.78%	218,437	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.060826	6.525624	-41.00%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.877331	-1.23%	0	2008*

Rydex Variable Trust - Banking Fund - Q/NQ	8.346002	4.888426	-41.43%	0	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	11.122248	6.045586	-45.64%	4,535	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.695240	9.393284	-12.17%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.560125	5.982812	-43.35%	138	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.841403	6.245042	-42.40%	0	2008

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.282751	7.158065	-30.39%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.927349	6.052691	-49.25%	1,092	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.794636	8.232553	-23.73%	3,912	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.637152	3.673001	-61.89%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.053963	4.496640	-50.34%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.354022	6.099644	-46.28%	4,307	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.778689	4.549316	-57.79%	4,659	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy - Q/NQ Fund	10.406073	4.676156	-55.06%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.925527	4.616540	-48.28%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.986701	15.839878	44.17%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.181192	7.615876	-25.20%	0	2008

Rydex Variable Trust - Hedged Equity - Q/NQ Fund	10.055898	7.623875	-24.19%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.441835	-35.58%	0	2008*

Rydex Variable Trust - Internet Fund - Q/NQ	10.310462	5.658062	-45.12%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	10.078710	16.137652	60.12%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.173328	6.373286	-30.52%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.122760	13.545774	33.82%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	9.401514	13.853817	47.36%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.156122	12.606931	24.13%	1,999	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.082309	13.976125	38.62%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.088049	6.063831	-33.28%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	9.987244	5.061320	-49.32%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.727880	-2.72%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.628009	4.328896	-55.04%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	9.452683	5.743460	-39.24%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.079339	8.155551	-19.09%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.928265	2.981049	-72.72%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	10.627688	6.145508	-42.17%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.783317	4.433848	-54.68%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.637003	7.117050	-38.84%	4,397	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.416573	5.470751	-41.90%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.902892	5.942734	-33.25%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.566797	4.631768	-51.58%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.698458	3.091053	-68.13%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P 500 Pure Growth Fund	10.144578	6.076983	-40.10%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.270493	4.738559	-48.89%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	10.208819	6.489421	-36.43%	133	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	9.330706	5.236074	-43.88%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.679292	6.328825	-34.61%	142	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.404677	4.727487	-43.75%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund	9.153640	9.619432	5.09%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	10.011993	5.440856	-45.66%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.520232	5.180611	-45.58%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.620542	6.414067	-25.60%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.746568	7.534254	-29.89%	125	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.061930	9.664514	-12.63%	0	2008

Maximum Contract Options Elected (Total 1.55%)
(Variable Account charges of 1.55% of the Daily Net Assets of the Variable Account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.221024	10.187251	-0.33%	0	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	15.880039	9.265042	-41.66%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.871622	-1.28%	0	2008*

Rydex Variable Trust - Banking Fund - Q/NQ	11.085711	6.420912	-42.08%	0	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	23.928062	12.862097	-46.25%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.123656	7.924338	-13.15%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	11.216518	6.284277	-43.97%	0	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.761177	6.130146	-43.03%	0	2008

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.475875	7.211782	-31.16%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	9.210605	4.622252	-49.82%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	16.288137	12.284767	-24.58%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.935235	5.252120	-62.31%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.163793	4.500703	-50.89%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Fund - Q/NQ	27.273941	14.489790	-46.87%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	33.180175	13.848850	-58.26%	0	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	18.649748	8.287590	-55.56%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	11.969183	6.121981	-48.85%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	12.785159	18.229096	42.58%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	11.971360	8.855876	-26.02%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.905150	8.176263	-25.02%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.394106	-36.06%	0	2008*

Rydex Variable Trust - Internet Fund - Q/NQ	16.423342	8.912645	-45.73%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	6.049907	9.579923	58.35%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.065565	5.541602	-31.29%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.199783	9.528070	32.34%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	4.119254	6.003078	45.73%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.274206	8.929924	22.76%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ - Q/NQ	6.372157	8.735611	37.09%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fun - Q/NQ	11.181229	7.377924	-34.02%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	17.337132	8.688626	-49.88%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.722257	-2.78%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.620867	9.168472	-55.54%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	10.503595	6.311262	-39.91%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.803638	8.644923	-19.98%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	12.611369	3.401836	-73.03%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	15.047975	8.605078	-42.82%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	13.167273	5.901225	-55.18%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	26.539936	16.051561	-39.52%	0	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	18.006199	10.344821	-42.55%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	12.700726	8.383933	-33.99%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	17.981444	8.609030	-52.12%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.338355	4.203847	-68.48%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	11.081937	6.564930	-40.76%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	12.324386	6.229604	-49.45%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.776731	8.031772	-37.14%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	13.128955	7.285771	-44.51%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	12.500278	8.082799	-35.34%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	10.967504	6.100558	-44.38%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	7.932451	8.243940	3.93%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	14.531578	7.809389	-46.26%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	11.202954	6.028738	-46.19%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	15.260051	11.228473	-26.42%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	12.674369	8.787468	-30.67%	0	2008

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	12.975130	11.210752	-13.60%	0	2008

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:

(1)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(2)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or other eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Final 403(b) Regulations issued by the Internal Revenue Service  impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are “qualified distributions” or “non-qualified distributions.”  A “qualified distribution” is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called “non-natural persons” rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to a mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a “direct skip” and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is two or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, “contract owner” refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to “roll” money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to “sunset,” or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between “beneficiary” and “designated beneficiary” when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs, Simple IRAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the exception and should continue to be made. Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar  year of the contract owner’s death, reduced by one for each year thereafter; or (b) thespouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar  year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions.”

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.

California – Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.

Florida – Total cumulative purchase payments under the contract issued by Nationwide with the same annuitant may not exceed $2,000,000 (and will be returned to the contract owner ), unless Nationwide agrees in writing to accept purchase payments exceeding $2,000,000. See “Investing in the Contract , ” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus.

Hawaii – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract , ” subsection “Joint Owners” earlier in this prospectus for more information.

Minnesota – The Extra Value Options are not available.  See “Optional Contract Benefits, Charges and Deductions , ” subsection “Extra Value Options” earlier in this prospectus for more information.

New Hampshire – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract , ” subsection “Joint Owners” earlier in this prospectus for more information.

New Jersey – Charitable Remainder Trust contract type is not available.  See “Investing in the Contract” earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract , ” subsection “Joint Owners” earlier in this prospectus for more information.

New York – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract , ” subsection “Joint Owners” earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See “Annuitizing the Contract , ” subsection “Frequency and Amount of Annuity Payments” earlier in this prospectus for more information.

Oregon – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract , ” subsection “Joint Owners” earlier in this prospectus for more information.

Pennsylvania – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract , ” subsection “Joint Owners” earlier in this prospectus for more information.

Vermont – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract , ” subsection “Joint Owners” earlier in this prospectus for more information.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009 , amended December 31, 2009

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009 , amended December 31, 2009 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-866-233-3223, TDD 1-800-238-3035.

Table of Contents of the Statement of Additional Information

General Information and History	1
Services	1
Purchase of Securities Being Offered	2
Underwriters	2
Advertising	2
Annuity Payments	2
Condensed Financial Information	3
Financial Statements	39

General Information and History

Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company (“Nationwide”).  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. (“NFS”), a holding company.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $135 billion as of December 31, 2008.

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the Contract Value of each contract.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.  See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2008 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (‘FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, (“NISC”) One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2008, 2007 and 2006, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the “yield” and “effective yield” for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See “Frequency and Amount of Annuity Payments” located in the prospectus.

2

The following Sub-Account will be available effective December 11, 2009, therefore, no Condensed Financial Information is available:

Nationwide Variable Insurance Trust
•	NVIT Money Market Fund: Class II

The following Sub-Accounts will be available effective May 1, 2010, therefore, no Condensed Financial Information is available:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class III
•	American Century VP Value Fund: Class III
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2R
•	VIP Growth Portfolio: Service Class 2R
Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class III
•	NVIT Investor Destinations Funds
o	NVIT Investor Destination Conservative Fund: Class VI
o	NVIT Investor Destination Moderately Conservative Fund: Class VI
o	NVIT Investor Destination Moderate Fund: Class VI
o	NVIT Investor Destination Moderately Aggressive Fund: Class VI
o	NVIT Investor Destination Aggressive Fund: Class VI
•	NVIT Multi-Manager Small Company Fund: Class III
•	NVIT Nationwide Fund: Class III
No Additional Contract Options Elected (Total 0.45%)
(Variable Account charges of 0.45% of the Daily Net Assets of the Variable Account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.144246	10.223696	0.78%	218,437	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.060826	6.525624	-41.00%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.877331	-1.23%	0	2008*

Rydex Variable Trust - Banking Fund - Q/NQ	8.346002	4.888426	-41.43%	0	2008

3

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Basic Materials Fund- Q/NQ	11.122248	6.045586	-45.64%	4,535	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.695240	9.393284	-12.17%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.560125	5.982812	-43.35%	138	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.841403	6.245042	-42.40%	0	2008

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.282751	7.158065	-30.39%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.927349	6.052691	-49.25%	1,092	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.794636	8.232553	-23.73%	3,912	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.637152	3.673001	-61.89%	0	2008

4

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Electronics Fund - Q/NQ	9.053963	4.496640	-50.34%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.354022	6.099644	-46.28%	4,307	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.778689	4.549316	-57.79%	4,659	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.406073	4.676156	-55.06%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.925527	4.616540	-48.28%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.986701	15.839878	44.17%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.181192	7.615876	-25.20%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.055898	7.623875	-24.19%	0	2008

5

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.441835	-35.58%	0	2008*

Rydex Variable Trust - Internet Fund - Q/NQ	10.310462	5.658062	-45.12%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	10.078710	16.137652	60.12%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.173328	6.373286	-30.52%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.122760	13.545774	33.82%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund	9.401514	13.853817	47.36%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.156122	12.606931	24.13%	1,999	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.082309	13.976125	38.62%	0	2008

6

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.088049	6.063831	-33.28%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	9.987244	5.061320	-49.32%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.727880	-2.72%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.628009	4.328896	-55.04%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund	9.452683	5.743460	-39.24%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.079339	8.155551	-19.09%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.928265	2.981049	-72.72%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	10.627688	6.145508	-42.17%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.783317	4.433848	-54.68%	0	2008

7

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.637003	7.117050	-38.84%	4,397	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.416573	5.470751	-41.90%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.902892	5.942734	-33.25%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.566797	4.631768	-51.58%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.698458	3.091053	-68.13%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	10.144578	6.076983	-40.10%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.270493	4.738559	-48.89%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	10.208819	6.489421	-36.43%	133	2008

8

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	9.330706	5.236074	-43.88%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.679292	6.328825	-34.61%	142	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.404677	4.727487	-43.75%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.153640	9.619432	5.09%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	10.011993	5.440856	-45.66%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.520232	5.180611	-45.58%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.620542	6.414067	-25.60%	0	2008

9

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Utilities Fund - Q/NQ	10.746568	7.534254	-29.89%	125	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.061930	9.664514	-12.63%	0	2008

10

Additional Contract Options Elected (Total 0.65%)
(Variable Account charges of 0.65% of the Daily Net Assets of the Variable Account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.135699	10.194557	0.58%	28,702	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.051559	6.507020	-41.12%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.876296	-1.24%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	8.339002	4.874451	-41.55%	0	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	11.112931	6.028348	-45.75%	5,790	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.686287	9.366540	-12.35%	3,630	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.551279	5.965760	-43.46%	0	2008

11

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.826846	6.224095	-42.51%	0	2008

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.274141	7.137671	-30.53%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.917371	6.035440	-49.36%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.785600	8.209121	-23.89%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.629079	3.662506	-61.96%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.046375	4.483806	-50.44%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.344510	6.082257	-46.39%	2,856	2008

12

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.769659	4.536334	-57.88%	0	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.397348	4.662802	-55.15%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.918042	4.603347	-48.38%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.977442	15.794735	43.88%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.172669	7.594187	-25.35%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.047476	7.602161	-24.34%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.433166	-35.67%	0	2008*

13

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Internet Fund - Q/NQ	10.301827	5.641928	-45.23%	0	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund	10.070284	16.091791	59.79%	300	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.165632	6.355116	-30.66%	2,335	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.114303	13.507301	33.55%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	9.393643	13.814475	47.06%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.147627	12.571116	23.88%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.073878	13.936410	38.34%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.080429	6.046553	-33.41%	5,907	2008

14

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Leisure Fund - Q/NQ	9.978880	5.046874	-49.42%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.726864	-2.73%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.619935	4.316532	-55.13%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	9.444762	5.727079	-39.36%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.070904	8.132339	-19.25%	0	2008*

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.919109	2.972509	-72.78%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund	10.618790	6.127982	-42.29%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.775126	4.421189	-54.77%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.627247	7.096755	-38.96%	2,629	2008

15

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.408682	5.455124	-42.02%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.895430	5.925803	-33.38%	2,842	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.558771	4.618538	-51.68%	3,788	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.690335	3.082213	-68.19%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	10.136078	6.059658	-40.22%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.262724	4.725031	-48.99%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	10.200271	6.470921	-36.56%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	9.322890	5.221133	-44.00%	0	2008

16

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.671185	6.310789	-34.75%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.397623	4.713982	-43.87%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.145979	9.592060	4.88%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	10.003608	5.425342	-45.77%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.512248	5.165835	-45.69%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.613312	6.395792	-25.75%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.737573	7.512796	-30.03%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.052664	9.637013	-12.81%	0	2008

17

Additional Contract Options Elected (Total 0.80%)
(Variable Account charges of 0.80% of the Daily Net Assets of the Variable Account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.129279	10.172718	0.43%	400	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.044608	6.493087	-41.21%	114	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.875519	-1.24%	0	2008*

Rydex Variable Trust - Banking Fund - Q/NQ	8.333742	4.863968	-41.64%	31	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	11.105932	6.015415	-45.84%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.679563	9.346488	-12.48%	21	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.544636	5.952971	-43.55%	113	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.815915	6.208399	-42.60%	57	2008

18

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.267677	7.122397	-30.63%	34	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.909891	6.022518	-49.43%	8,018	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.778823	8.191557	-24.00%	20	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.623014	3.654642	-62.02%	4	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.040676	4.474192	-50.51%	5	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.337376	6.069217	-46.47%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.762873	4.526601	-57.94%	3	2008

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.390800	4.652800	-55.22%	0	2008

19

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.912429	4.593460	-48.46%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.970491	15.760903	43.67%	8,016	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.166271	7.577936	-25.46%	22	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.041156	7.585896	-24.45%	171	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.426669	-35.73%	81	2008*

Rydex Variable Trust - Internet Fund - Q/NQ	10.295339	5.629829	-45.32%	2	2008

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	10.063942	16.057390	59.55%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.159861	6.341504	-30.77%	0	2008

20

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.107932	13.478426	33.35%	4	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	10.612108	6.114849	-42.38%	1	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.141257	12.544273	23.70%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.067543	13.906633	38.13%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.074710	6.033623	-33.51%	3	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	9.972592	5.036052	-49.50%	0	2008

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.726098	-2.74%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.613869	4.307262	-55.20%	4	2008

21

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	9.438810	5.714808	-39.45%	63	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.064564	8.114940	-19.37%	200	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.912229	2.966118	-72.82%	10	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	10.612108	6.114849	-42.38%	1	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.768966	4.411701	-54.84%	40,663	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.619915	7.081528	-39.06%	14	2008

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.402754	5.443404	-42.11%	57	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.889818	5.913096	-33.48%	21	2008

22

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.552745	4.608626	-51.76%	4	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.684220	3.075581	-68.24%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	10.129700	6.046679	-40.31%	72	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.256888	4.714893	-49.07%	69	2008

Rydex Variable Trust - S&P MidCap 400 Pure Fund - Q/NQ	10.193850	6.457062	-36.66%	49	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	9.317019	5.209933	-44.08%	42	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.665093	6.297277	-34.85%	81	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.392322	4.703866	-43.95%	82	2008

23

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.140223	9.571541	4.72%	7	2008

Rydex Variable Trust - Technology Fund - Q/NQ	9.997318	5.413712	-45.85%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.506262	5.154770	-45.78%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.607884	6.382088	-25.86%	29	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.730821	7.496721	-30.14%	27	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	11.045710	9.616410	-12.94%	0	2008

24

Additional Contract Options Elected (Total 1.00%)
(Variable Account charges of 1.00% of the Daily Net Assets of the Variable Account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.120714	10.143624	0.23%	3,210	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	11.035323	6.474511	-41.33%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.874483	-1.26%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	8.326730	4.850015	-41.75%	0	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	11.096598	5.998209	-45.95%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	10.670596	9.319792	-12.66%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	10.535771	5.935941	-43.66%	0	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund	10.801330	6.187488	-42.72%	0	2008

25

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.259051	7.102042	-30.77%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	11.899888	6.005293	-49.53%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	10.769767	8.168154	-24.16%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	9.614923	3.644174	-62.10%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.033072	4.461382	-50.61%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	11.327852	6.051858	-46.58%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	10.753828	4.513642	-58.03%	0	2008

26

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	10.382062	4.639479	-55.31%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	8.904928	4.580280	-48.56%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	10.961214	15.715825	43.38%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	10.157723	7.556272	-25.61%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.032715	7.564218	-24.60%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.417993	-35.82%	0	2008*

Rydex Variable Trust - Internet Fund - Q/NQ	10.286684	5.613705	-45.43%	0	2008

27

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	10.055485	16.011565	59.23%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	9.152152	6.323364	-30.91%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	10.099454	13.440008	33.08%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ	9.379849	13.745673	46.54%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	10.132740	12.508512	23.45%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	10.059084	13.866981	37.86%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	9.067074	6.016373	-33.65%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	9.964214	5.021641	-49.60%	0	2008

28

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.725077	-2.75%	0	2008

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	9.605786	4.294915	-55.29%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	9.430868	5.698451	-39.58%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.056107	8.091764	-19.53%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	10.903059	2.957598	-72.87%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	10.603194	6.097352	-42.50%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	9.760758	4.399068	-54.93%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	11.610136	7.061257	-39.18%	0	2008

29

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	9.394847	5.427801	-42.23%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	8.882345	5.896189	-33.62%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	9.544707	4.595409	-51.85%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	9.676078	3.066766	-68.31%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	10.121184	6.029382	-40.43%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	9.249102	4.701381	-49.17%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	10.185283	6.438595	-36.79%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	9.309185	5.195016	-44.19%	0	2008

30

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	9.656966	6.279253	-34.98%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	8.385256	4.690382	-44.06%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	9.132549	9.544207	4.51%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	9.988913	5.398224	-45.96%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	9.498265	5.140015	-45.88%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	8.600634	6.363833	-26.01%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	10.721808	7.475294	-30.28%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund	11.036431	9.588953	-13.12%	0	2008

31

Maximum Contract Options Elected (Total 1.55%)
(Variable Account charges of 1.55% of the Daily Net Assets of the Variable Account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Nationwide Variable Insurance Trust - NVIT Money Market Fund II - Q/NQ	10.221024	10.187251	-0.33%	0	2008

Rydex Variable Trust - All-Cap Opportunity Fund - Q/NQ	15.880039	9.265042	-41.66%	0	2008

Rydex Variable Trust - Alternative Strategies Allocation Fund - Q/NQ	10.000000	9.871622	-1.28%	0	2008

Rydex Variable Trust - Banking Fund - Q/NQ	11.085711	6.420912	-42.08%	0	2008

Rydex Variable Trust - Basic Materials Fund - Q/NQ	23.928062	12.862097	-46.25%	0	2008

Rydex Variable Trust - Biotechnology Fund - Q/NQ	9.123656	7.924338	-13.15%	0	2008

Rydex Variable Trust - CLS AdvisorOne Amerigo Fund - Q/NQ	11.216518	6.284277	-43.97%	0	2008

Rydex Variable Trust - CLS AdvisorOne Berolina Fund - Q/NQ	10.761177	6.130146	-43.03%	0	2008

32

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - CLS AdvisorOne Clermont Fund - Q/NQ	10.475875	7.211782	-31.16%	0	2008

Rydex Variable Trust - Commodities Strategy Fund - Q/NQ	9.210605	4.622252	-49.82%	0	2008

Rydex Variable Trust - Consumer Products Fund - Q/NQ	16.288137	12.284767	-24.58%	0	2008

Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ	13.935235	5.252120	-62.31%	0	2008

Rydex Variable Trust - Electronics Fund - Q/NQ	9.163793	4.500703	-50.89%	0	2008

Rydex Variable Trust - Energy Fund - Q/NQ	27.273941	14.489790	-46.87%	0	2008

Rydex Variable Trust - Energy Services Fund - Q/NQ	33.180175	13.848850	-58.26%	0	2008

33

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ	18.649748	8.287590	-55.56%	0	2008

Rydex Variable Trust - Financial Services Fund - Q/NQ	11.969183	6.121981	-48.85%	0	2008

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ	12.785159	18.229096	42.58%	0	2008

Rydex Variable Trust - Health Care Fund - Q/NQ	11.971360	8.855876	-26.02%	0	2008

Rydex Variable Trust - Hedged Equity Fund - Q/NQ	10.905150	8.176263	-25.02%	0	2008

Rydex Variable Trust - International Opportunity Fund - Q/NQ	10.000000	6.394106	-36.06%	0	2008

Rydex Variable Trust - Internet Fund - Q/NQ	16.423342	8.912645	-45.73%	0	2008

34

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ	6.049907	9.579923	58.35%	0	2008

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ	8.065565	5.541602	-31.29%	0	2008

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ	7.199783	9.528070	32.34%	0	2008

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund	4.119254	6.003078	45.73%	0	2008

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ	7.274206	8.929924	22.76%	0	2008

Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ	6.372157	8.735611	37.09%	0	2008

Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ	11.181229	7.377924	-34.02%	0	2008

Rydex Variable Trust - Leisure Fund - Q/NQ	17.337132	8.688626	-49.88%	0	2008

35

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Managed Futures Strategy Fund - Q/NQ	10.000000	9.722257	-2.78%	0	2008*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ	20.620867	9.168472	-55.54%	0	2008

Rydex Variable Trust - Multi-Cap Core Equity Fund - Q/NQ	10.503595	6.311262	-39.91%	0	2008

Rydex Variable Trust - Multi-Hedge Strategies Fund - Q/NQ	10.803638	8.644923	-19.98%	0	2008

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ	12.611369	3.401836	-73.03%	0	2008

Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ	15.047975	8.605078	-42.82%	0	2008

Rydex Variable Trust - Nova Fund - Q/NQ	13.167273	5.901225	-55.18%	0	2008

Rydex Variable Trust - Precious Metals Fund - Q/NQ	26.539936	16.051561	-39.52%	0	2008

36

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - Real Estate Fund - Q/NQ	18.006199	10.344821	-42.55%	0	2008

Rydex Variable Trust - Retailing Fund - Q/NQ	12.700726	8.383933	-33.99%	0	2008

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ	17.981444	8.609030	-52.12%	0	2008

Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ	13.338355	4.203847	-68.48%	0	2008

Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ	11.081937	6.564930	-40.76%	0	2008

Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ	12.324386	6.229604	-49.45%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ	12.776731	8.031772	-37.14%	0	2008

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ	13.128955	7.285771	-44.51%	0	2008

37

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ	12.500278	8.082799	-35.34%	0	2008

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ	10.967504	6.100558	-44.38%	0	2008

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ	7.932451	8.243940	3.93%	0	2008

Rydex Variable Trust - Technology Fund - Q/NQ	14.531578	7.809389	-46.26%	0	2008

Rydex Variable Trust - Telecommunications Fund - Q/NQ	11.202954	6.028738	-46.19%	0	2008

Rydex Variable Trust - Transportation Fund - Q/NQ	15.260051	11.228473	-26.42%	0	2008

Rydex Variable Trust - Utilities Fund - Q/NQ	12.674369	8.787468	-30.67%	0	2008

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ	12.975130	11.210752	-13.60%	0	2008

38

Financial Statements will be filed by subsequent Post-Effective Amendment.

39

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-4:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2008.

Statements of Operations for the year ended
December 31, 2008.

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 2008
and 2007.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of (Loss) Income for the
years ended December 31, 2008, 2007 and
2006.

Consolidated Balance Sheets as of December
31, 2008 and 2007.

Consolidated Statements of Changes in Shareholder's
Equity as of December 31,
2008, 2007 and 2006.

Consolidated Statements of Cash Flows for
the years ended December 31, 2008, 2007
and 2006.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 3 on April 16, 2009 (File No. 333-140812) as Exhibit 1 and hereby incorporated by reference .

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 4 and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5 and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 99 and hereby incorporated by reference.

(7)	Not Applicable

(8)	( a )
The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, as amended, under document “amcentfpa99h2.htm”.

(2)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, dated May 1, 1988, under document “fidifpa99h5.htm”.

(3)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”.

(b)
The following Fund Participation Agreements was previously filed on April 18, 2008 with Pre-Effective Amendment No. 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.

(1)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 under document “rydexfundpartagreement.htm”.

For information regarding payments Nationwide receives from underlying mutual funds, please see the “ Information on Underlying Mutual Fund Payments ” section of the prospectus and/or the underlying mutual fund prospectus.

(9)	Opinion of Counsel – Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5 , and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – To be added by subsequent Post-Effective Amendment .

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines of business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY Guaranty Fund Certificate Casualty IA
NATIONWIDE FOUNDATION MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC. NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION Common Stock: 13,642,432 Shares Casualty-95.2% Fire-4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD. Common Stock: 120,000 Shares Fire–100% BER
ALLIED GROUP, INC. (AGI) Common Stock 850 Share Casualty-100% IA
SCOTTSDALE INSURANCE COMPANY (SIC) Common Stock: 30,136 Shares Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI) Common Stock: 100 Shares Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY Common Stock: 5,000 Shares Casualty–100% OH
CRESTBROOK INSURANCE COMPANY Common Stock: 52,000 Shares Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC) Common Stock: 100 Shares Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE) Common Stock: 300,000 Shares NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA Common Stock: 500,000 Shares Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY Common Stock: 949,992 Shares Casualty–100% Other Capital: Casualty–Ptd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE) Common Stock: 1,750 Shares Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY Common Stock: 20,000 Shares Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY) Common Stock: 28,000 Shares Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA Common Stock: 10,000 Shares Casualty–100% OH
NATIONWIDE LLOYDS A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY Common Stock: 60,000 Shares Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY Common Stock: 50,000 Shares Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC. Common Stock: 20 Shares Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III) Common Stock: 1,615 Shares Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC III-100% OH
LONE STAR GENERAL AGENCY, INC. Common Stock: 1,000 Shares Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY Surplus Debentures: Assurance Lone Star TX
NATIONWIDE INTERNATIONAL UNDERWRITERS Common Stock: 1,000 Shares Casualty–100% CA
NATIONWIDE REALTY SERVICES, LTD. Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE ARENA LLC Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC) Class A Units Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC Class A Units NMC - 100% Class B Units None Class C Units NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC. NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD Casualty–95% NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY Common Stock: 100 Shares Casualty–100% OH
1492 CAPITAL, LLC (1492) Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI) 1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM) PUI–100% FL
PURE INSURANCE COMPANY PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C) Common Stock: 300,000 Shares AGI–100% IA
AMCO INSURANCE COMPANY (AMCO) Common Stock: 300,000 Shares AGI–100% IA
ALLIED GENERAL AGENCY COMPANY Common Stock: 5,000 Shares AMCO–100% IA
ALLIED TEXAS AGENCY, INC. Common Stock: 1,000 Shares AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS) Common Stock: 300,000 Shares AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA Common Stock: 12,500 Shares AGI–100% WI
PREMIER AGENCY, INC. Common Stock: 100,000 Shares AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC. Common Stock: 20,000 Shares AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC) Common Stock: 333,837 Shares AMCO –87.3% Allied P&C –8.47% Depositors –4.23% IA
AGMC REINSURANCE, LTD. Common Stock: 11,000 Shares NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY Common Stock: 10,000 Shares SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY Common Stock: 4,776,076 Shares SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY Common Stock: 250,000 Shares SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI) Common Stock: 5,821,543 Shares SIC–100% CA
DVM INSURANCE AGENCY, INC. VPI–100% CA
V.P.I. SERVICES INC. VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN) Common Stock: 4,319,951 Shares THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE) Common Stock: 1,000,000 Shares Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL) Common Stock: 1,000 Shares THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC. Common Stock: 1,000 Shares Whitehall-100% NM
WI OF FLORIDA, INC. Common Stock: 100 Shares Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES) Common Stock: 1 Share Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE) Common Stock: 1,600 Shares THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY Common Stock: 1,600 Shares Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
September 30, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty-95.2%
Fire-4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage - 99.99%
Corp. - .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage - 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage - 79%
AL - 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage-100%
Preferred Stock: 500,000 Shares
NWD Manage-100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest -19%
Casualty-70%
Fire-10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA-100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI-100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV-99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH-100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates-100%
NY
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
NFS-69%
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
Common Stock: 250,000 Shares
NLICA - 100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock: 3,000 Shares
NLICA - 100%
PA
NATIONWIDE SECURITIES, LLC
NPHC - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NPHC - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

(Nationwide Corp. subsidiaries)

September 30, 2009

Page 2

Item 27.          Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2009 was 4 and 41.

Item 28.          Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 16 th   day of November , 2009.

NATIONWIDE VARIABLE ACCOUNT- 4
                                                       (Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
                                                      (Depositor)

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 16 th   day of November , 2009.

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer and Director
LAWRENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact